SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
DisclosureOf Subsequent Events [Abstract]
Disclosure of events after reporting period [text block]
NOTE 27.  SUBSEQUENT EVENTS

1) On January 31, 2019, Arauco’s subsidiaries Inversiones Arauco Internacional Limitada (“Arauco Internacional”) and AraucoMex, S.A. de C.V. (“AraucoMex”), closed the purchase of all of the shares of Masisa’s Mexican subsidiaries, namely Maderas y Sintéticos de México, S.A. de C.V. (“Masisa México”), Maderas y Sintéticos Servicios, S.A. de C.V., Masisa Manufactura, S.A. de C.V., Placacentro Masisa México, S.A. de C.V. and Masnova Química, S.A. de C.V.

The price of the transaction, in the amount of US$160 million, was paid on that day.

The main assets to be acquired, consist of two industrial complexes located in Durango and Zitácuaro, that jointly have three Particleboard (PB) lines with an annual installed capacity of 339,000 m3;; a MDF line of with an annual installed capacity of 220,000 m3; melamine (or TFL) lines with an annual total installed capacity of 309,000 m3 ; a chemical plant with an installed capacity of 60,000 tons of resins and 60,600 tons of formaldehyde; and impregnation lines with an aggregate annual installed capacity of 28.9 million of m2.  Further, Masisa México is the lessee of a chemical plant in Lerma, with an installed capacity of 43,200 tons of resins and 21,600 tons of formaldehyde.

With this transaction, Arauco reaches an installed capacity of wood based panel of more tha 10 million m3, consolidating its position as the second manufacturer on a worldwide scale in such industry.

Arauco estimates that this transaction will bring about positive effects in the Company’s results, although, at this time, it is not possible to quantify those effects.

The transaction has been approved by the Mexican antitrust authority (Comisión Federal de Competencia Económica or “COFECE”), which was one of the conditions precedent established in the purchase agreement executed in December 2017.

2) The authorization for the issuance and publication of these consolidated financial statements for the period ended December 31, 2018 was approved by the Board of Directors of Arauco at the Extraordinary Session
No.605 held on April 17, 2019.

Subsequent to December 31, 2018 and until the date of issuance of these consolidated financial statements, there have been no events, other than those discussed above, that could materially affect the presentation of these financial statements.